COMMITMENTS (Details) - ROMAN DBDR TECH ACQUISITION CORP.		1 Months Ended	4 Months Ended	9 Months Ended
	Apr. 19, 2021 USD ($) Vote $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) item $ / shares	Sep. 30, 2021 USD ($) item $ / shares	Nov. 10, 2020 $ / shares
Commitments And Contingencies [Line Items]
Maximum number of demands for registration of securities | item			3	3
Deferred fee per unit | $ / shares			$ 0.35	$ 0.35
Aggregate Deferred Underwriting Fee Payable			$ 8,104,600
Share Price | $ / shares			$ 9.20
Aggregate purchase price		$ 25,000	$ 25,000
Net Tangible Asset				$ 5,000,001
Transaction Costs Source2				50,000,000
Remaining Trust Cash				210,000,000
Net indebtedness of composecure				250,000,000
Amount of cash on hand at composecure				5,000,000
Sponsor
Commitments And Contingencies [Line Items]
Transaction Costs Source2				35,000,000
Initial Public Offering
Commitments And Contingencies [Line Items]
Deferred underwriting fee payable				$ 8,104,600
Share Price | $ / shares				$ 10.20	$ 10.20
Transaction Costs Source2				$ 13,206,613
Merger agreement
Commitments And Contingencies [Line Items]
Number of votes per issued share | Vote	1
Number of shares issued per share of composecure unit | shares	1
Aggregate equity paid to CompoSecure	$ 853,000,000
Cash included in aggregate consideration	236,200,000
CompoSecure's Senior Exchangeable	$ 130,000,000
Share Price | $ / shares	$ 10.00
CompoSecure Equity Holders	$ 7,500,000
Tax Receivable Agreement	90.00%
Merger agreement | Class A common stock | Private Placement
Commitments And Contingencies [Line Items]
Investors | shares	45,000,000
Subscription agreement
Commitments And Contingencies [Line Items]
CompoSecure's Senior Exchangeable	$ 130,000,000
Share Price | $ / shares	$ 10.00
Aggregate purchase price	$ 45,000,000
Interest Rate	7.00%
Subscription agreement | Class A common stock
Commitments And Contingencies [Line Items]
Investors | shares	4,500,000
Conversion Price | $ / shares	$ 11.50